Deferred Policy Acquisition Costs - Rollforward of DSI (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jan. 01, 2021	Dec. 31, 2019
Summary of Significant Accounting Policies [Line Items]
Balance, beginning of year			$ 681
Change related to unrealized (appreciation) depreciation of investments			(1,085)
Deferred acquisition cost			7,241
Deferred policy acquisition costs and value of business acquired	$ 10,563	$ 10,598		$ 10,500
As Previously Reported
Summary of Significant Accounting Policies [Line Items]
Balance, beginning of year			285
Deferred policy acquisition costs and value of business acquired	13,179	8,058		7,363
Effect of Change
Summary of Significant Accounting Policies [Line Items]
Balance, beginning of year			396
Deferred policy acquisition costs and value of business acquired	(2,616)	2,540		$ 3,137
Individual Retirement
Summary of Significant Accounting Policies [Line Items]
Balance, beginning of year			476
Individual Retirement | As Previously Reported
Summary of Significant Accounting Policies [Line Items]
Balance, beginning of year			194
Individual Retirement | Effect of Change
Summary of Significant Accounting Policies [Line Items]
Balance, beginning of year			282
Group Retirement
Summary of Significant Accounting Policies [Line Items]
Balance, beginning of year			205
Group Retirement | As Previously Reported
Summary of Significant Accounting Policies [Line Items]
Balance, beginning of year			91
Group Retirement | Effect of Change
Summary of Significant Accounting Policies [Line Items]
Balance, beginning of year			114
Deferred Sale Inducements
Summary of Significant Accounting Policies [Line Items]
Balance, beginning of year	619	681
Capitalization	9	10
Amortization expense	(70)	(72)
Balance, end of period	558	619	681
Deferred acquisition cost	1,963	2,995
Deferred policy acquisition costs and value of business acquired	2,521	3,614
Deferred Sale Inducements | As Previously Reported
Summary of Significant Accounting Policies [Line Items]
Change related to unrealized (appreciation) depreciation of investments			(99)
Deferred acquisition cost			285		$ 437
Capitalizations			11
Amortization expense			(64)
Deferred Sale Inducements | Individual Retirement
Summary of Significant Accounting Policies [Line Items]
Balance, beginning of year	428	476
Capitalization	9	10
Amortization expense	(56)	(58)
Balance, end of period	381	428	476
Deferred Sale Inducements | Group Retirement
Summary of Significant Accounting Policies [Line Items]
Balance, beginning of year	191	205
Capitalization	0	0
Amortization expense	(14)	(14)
Balance, end of period	$ 177	$ 191	$ 205